As filed with the Securities and Exchange Commission on August 20, 2013

Securities Act File No. 333-132380

Investment Company Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 207	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 209	☒

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue

21st Floor

New York, NY 10017

(Address of Principal Executive Offices) (Zip Code)

1-866-909-9473

(Registrant’s Telephone Number, including Area Code)

JONATHAN STEINBERG

WISDOMTREE TRUST

380 Madison Avenue

21st Floor

New York, NY 10017

(Name and Address of Agent for Service)

Copies to:

W. John McGuire Bingham McCutchen LLP 2020 K Street NW Washington, DC 20006	Ryan Louvar WisdomTree Asset Management, Inc. 380 Madison Avenue, 21st Floor New York, NY 10017

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 207 relates solely to the WisdomTree U.S. Equity ETFs and International Equity ETFs (the “Funds”), each a separate series of WisdomTree Trust (the “Trust”). The sole purpose of the filing is to file as an Exhibit to the Trust’s Registration Statement, risk/return summary information in interactive data format for the Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 20th day of August, 2013.

WISDOMTREE TRUST (Registrant)

By:	/s/ Jonathan Steinberg
Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 207 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures	Title	Date

/s/ Jonathan Steinberg	President (Principal Executive Officer) and Trustee	August 20, 2013
Jonathan Steinberg

/s/ David Castano*	Treasurer (Principal Financial and Accounting Officer)	August 20, 2013
David Castano*

/s/ Joel Goldberg*	Trustee	August 20, 2013
Joel Goldberg*

/s/ Toni Massaro*	Trustee	August 20, 2013
Toni Massaro*

/s/ Victor Ugolyn*	Trustee	August 20, 2013
Victor Ugolyn*

*By:	/s/ Jonathan Steinberg
Jonathan Steinberg
(Attorney-in-Fact)

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase